Shareholder Report, Holdings (Details) - Grizzle Growth ETF	Jan. 31, 2025
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Galaxy Digital Holdings, Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Antero Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Range Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%